Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 4,347	$ 4,573
Other receivables		2
Prepaid expenses	10	9
Total current assets	4,357	4,584
Total assets	4,357	4,584
Current liabilities
Other payables and accrued expenses (Note 6)	194	169
Total current liabilities	194	169
Shareholders' equity
Ordinary shares of NIS 1.0 par value (5,000,000 shares authorized, 2,780,707 shares issued and 2,690,857 shares outstanding as of December 31, 2016 and December 31, 2015)	790	790
Additional paid-in capital	158,111	158,111
Accumulated deficit	(144,853)	(144,601)
Total shareholders' equity before reduction of treasury stock	14,048	14,300
Treasury stock, at cost: 89,850 shares as of December 31, 2016 and December 31, 2015	(9,885)	(9,885)
Total shareholders' equity	4,163	4,415
Total liabilities and shareholders' equity	$ 4,357	$ 4,584